TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Conservative VP
Transamerica JPMorgan Asset Allocation – Growth VP
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Transamerica JPMorgan Asset Allocation – Moderate VP
Transamerica JPMorgan International Moderate Growth VP (the “portfolios”)
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Effective on or about August 1, 2025, Transamerica Asset Management, Inc. (“TAM”), the portfolios’ investment manager, will reduce its management fee schedule and J.P. Morgan Investment Management Inc., the portfolios’ sub‑adviser, will reduce its sub‑advisory fee schedule, as described below.
Effective on or about November 1, 2025, Transamerica JPMorgan Asset Allocation – Growth VP will be renamed “Transamerica JPMorgan Diversified Equity Allocation VP,” and will amend its principal investment strategies, as described below.
Upon the relevant effective date, the information below will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information concerning the portfolios, as applicable.
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Transamerica JPMorgan Asset Allocation – Conservative VP
MANAGEMENT FEE REDUCTION (effective on or about August 1, 2025):
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below.

First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025%
In excess of $10 billion	0.0975%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.11%	0.11%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.05%	0.05%
Acquired fund fees and expenses[2]	0.55%	0.55%
Total annual fund operating expenses	0.71%	0.96%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$73	$227	$395	$883
Service Class	$98	$306	$531	$1,178
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Transamerica JPMorgan Asset Allocation – Growth VP
PORTFOLIO NAME (effective on or about November 1, 2025):
All references to Transamerica JPMorgan Asset Allocation – Growth VP in the Prospectus, Summary Prospectus and Statement of Additional Information will be changed from “Transamerica JPMorgan Asset Allocation – Growth VP” to “Transamerica JPMorgan Diversified Equity Allocation VP.”
PRINCIPAL INVESTMENT STRATEGIES (effective on or about November 1, 2025):
The second paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the second paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in its entirety and replaced with the following:
Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets), which may include stocks, real estate securities, commodity-related securities and alternative investments. The portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.
MANAGEMENT FEE REDUCTION (effective on or about August 1, 2025):
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below.

First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025%
In excess of $10 billion	0.0975%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.11%	0.11%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[2]	0.65%	0.65%
Total annual fund operating expenses	0.80%	1.05%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$82	$255	$444	$990
Service Class	$107	$334	$579	$1,283
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Transamerica JPMorgan Asset Allocation – Moderate Growth VP
MANAGEMENT FEE REDUCTION (effective on or about August 1, 2025):
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below.

First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025%
In excess of $10 billion	0.0975%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.11%	0.11%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[2]	0.63%	0.63%
Total annual fund operating expenses	0.78%	1.03%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$80	$249	$433	$966
Service Class	$105	$328	$569	$1,259
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Transamerica JPMorgan Asset Allocation – Moderate VP
MANAGEMENT FEE REDUCTION (effective on or about August 1, 2025):
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below.

First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025%
In excess of $10 billion	0.0975%

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.11%	0.11%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[2]	0.59%	0.59%
Total annual fund operating expenses	0.73%	0.98%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$75	$233	$406	$906
Service Class	$100	$312	$542	$1,201
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Transamerica JPMorgan International Moderate Growth VP
MANAGEMENT FEE REDUCTION (effective on or about August 1, 2025):
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below.

First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025%
In excess of $10 billion	0.0975%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.11%	0.11%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses[2]	0.71%	0.71%
Total annual fund operating expenses	0.88%	1.13%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2025.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$90	$281	$488	$1,084
Service Class	$115	$359	$622	$1,375
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RECENT MANAGEMENT FEE CHANGES (effective on or about August 1, 2025):
The following information will be added alphabetically to the sub‑section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Portfolio Name	Management Fees

	Current	Prior
Transamerica JPMorgan Asset Allocation – Conservative VP
Transamerica JPMorgan Asset Allocation – Growth VP
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Transamerica JPMorgan Asset Allocation – Moderate VP
Transamerica JPMorgan International Moderate Growth VP	0.1075% of the first $5 billion 0.1025% over $5 billion up to $10 billion 0.0975% in excess of $10 billion	0.1225% of the first $10 billion 0.1025% in excess of $10 billion
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MANAGEMENT FEES:
The following information will revise the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub‑section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager” with respect to each portfolio:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica JPMorgan Asset Allocation – Conservative VP
Transamerica JPMorgan Asset Allocation – Growth VP
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Transamerica JPMorgan Asset Allocation – Moderate VP
Transamerica JPMorgan International Moderate Growth VP	0.1075% of the first $5 billion 0.1025% over $5 billion up to $10 billion 0.0975% in excess of $10 billion
SUB‑ADVISORY FEES:
The following information will revise the corresponding information appearing in the table contained in the “Sub‑Advisory Fees” sub‑section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub‑Advisers” with respect to each portfolio, and footnote (10) to the table will be deleted in its entirety:

Portfolio	Sub‑Adviser	Sub‑Advisory Fees
Transamerica JPMorgan Asset Allocation – Conservative VP Transamerica JPMorgan Asset Allocation – Growth VP Transamerica JPMorgan Asset Allocation – Moderate Growth VP Transamerica JPMorgan Asset Allocation – Moderate VP Transamerica JPMorgan International Moderate Growth VP	J.P. Morgan Investment Management Inc.	0.04%
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Investors Should Retain this Supplement for Future Reference
June 26, 2025